SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2013
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the condensed consolidated statements of income

	Thousands of Yen
	2011	2012	2013
Cost of revenue	¥—	¥9,654	¥11,233
Selling, general and administrative expenses	1,134	34,614	43,686
Pre-tax share-based compensation expense	1,134	44,268	54,919
Income tax benefit	(461)	(485)	(3,138)
Total share-based compensation expense, net of tax	¥673	¥43,783	¥51,781

Schedule of weighted-average assumptions used in estimating the fair value of options granted
	2011	2012	2013
Expected life of stock option (years)	4.5	4.5	4.3
Expected volatility	83.5%	120.8%	112.0%
Risk-free interest rate	0.5%	0.5%	0.2%
Expected dividend yield	0%	1.9%	4.7%

Schedule of weighted-average grant-date fair value per option
	Thousands of Yen
	2011	2012	2013
Weighted-average grant-date fair value per option to purchase one share	¥204	¥1,609	¥3,788

Summary of stock option activity

	Shares	Weighted- average exercise price
Outstanding—March 31, 2012	100,000	¥1,840
Granted	16,000	8,096
Exercised	—	—
Forfeited	8,500	2,549
Expired	—	—

Outstanding—March 31, 2013	107,500	¥2,715
Options vested — March 31, 2013	—	—
Options exercisable—March 31, 2013	—	—

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value
	Shares	Weighted- Average Grant Date Fair Value
Nonvested—April 1, 2012	100,000	¥1,328
Granted	16,000	3,778
Vested	—	—
Forfeited	8,500	1,737
Expired	—	—
Outstanding—March 31, 2013	107,500	¥1,660